UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Overseas Fund Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	26	Notes to the financial statements.
Board Approval of	35
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,226.30	$7.12
HypotheticalA	$1,000.00	$1,018.40	$6.46
Class T
Actual	$1,000.00	$1,225.10	$7.94
HypotheticalA	$1,000.00	$1,017.65	$7.20
Class B
Actual	$1,000.00	$1,220.80	$11.56
HypotheticalA	$1,000.00	$1,014.38	$10.49
Class C
Actual	$1,000.00	$1,221.40	$11.18
HypotheticalA	$1,000.00	$1,014.73	$10.14
Institutional Class
Actual	$1,000.00	$1,228.20	$5.03
HypotheticalA	$1,000.00	$1,020.28	$4.56

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.29%
Class T	1.44%
Class B	2.10%
Class C	2.03%
Institutional Class	91%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
BP PLC (United Kingdom, Oil, Gas &
Consumable Fuels)	2.6	2.2
GlaxoSmithKline PLC (United Kingdom,
Pharmaceuticals)	1.7	1.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.8
Novartis AG (Reg.) (Switzerland,
Pharmaceuticals)	1.6	1.8
Roche Holding AG (participation certificate)
(Switzerland, Pharmaceuticals)	1.4	1.5
	9.0
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	28.2	25.7
Consumer Discretionary	14.1	12.6
Industrials	10.7	6.8
Information Technology	10.7	9.3
Energy	9.5	8.8
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
United Kingdom	21.9	23.6
Japan	21.7	18.6
France	12.4	11.0
Germany	11.0	8.8
Switzerland	7.8	8.9
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.5%
	Shares	Value (Note 1)
		(000s)

Australia – 1.9%
Aristocrat Leisure Ltd.	97,800	$1,094
BHP Billiton Ltd.	310,800	7,080
Computershare Ltd.	539,700	3,231
National Australia Bank Ltd.	295,400	8,437
Rio Tinto Ltd.	30,300	1,810
TOTAL AUSTRALIA		21,652

Austria – 0.5%
Austriamicrosystems AG (a)	12,190	786
OMV AG	79,700	5,542
TOTAL AUSTRIA		6,328

Belgium – 0.6%
InBev SA (d)	76,100	3,839
Umicore SA (d)	18,100	2,886
TOTAL BELGIUM		6,725

Brazil – 0.2%
Lojas Renner SA	31,300	1,792
Canada 0.4%
Cameco Corp.	72,600	2,954
Talisman Energy, Inc.	35,600	2,011
TOTAL CANADA		4,965

China – 0.2%
China Techfaith Wireless Communication Technology Ltd.
sponsored ADR (d)	67,600	920
Global Bio-Chem Technology Group Co. Ltd.	3,106,000	1,622
TOTAL CHINA		2,542

Finland – 1.0%
Neste Oil Oyj	94,300	3,291
Nokia Corp.	341,800	7,745
TOTAL FINLAND		11,036

France – 12.4%
Alcatel SA:
(RFD) (a)	301,600	4,349
sponsored ADR (a)	17,200	248
Alstom SA (a)	79,000	7,156
AXA SA	162,396	5,945
BNP Paribas SA	74,581	7,048

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

France – continued
Carrefour SA (d)	144,100	$8,359
Clarins SA	20,200	1,422
CNP Assurances	32,500	3,514
Compagnie Generale de Geophysique SA (a)	18,400	2,974
Financiere Marc de Lacharriere SA (Fimalac)	41,600	3,949
Groupe Danone	43,500	5,428
Hermes International SA	9,900	2,541
Ingenico SA	253,500	5,763
L’Air Liquide SA	30,400	6,578
L’Oreal SA	55,934	5,187
Lagardere S.C.A. (Reg.)	43,800	3,620
Louis Vuitton Moet Hennessy (LVMH)	38,000	4,001
Neopost SA	33,600	3,800
Publicis Groupe SA	71,700	2,981
Remy Cointreau SA	35,200	1,923
Renault SA	38,800	4,504
Safran SA	162,300	4,167
Sanofi-Aventis sponsored ADR	237,300	11,163
Silicon On Insulator Technologies SA (SOITEC) (a)	139,000	4,537
Societe Generale Series A	7,400	1,131
Suez SA (France) (d)	116,700	4,592
Total SA Series B	49,497	13,663
Vallourec SA	2,888	3,753
Vinci SA	31,900	3,169
Vivendi Universal SA sponsored ADR	81,300	2,970
TOTAL FRANCE		140,435

Germany – 11.0%
Aareal Bank AG (a)	63,730	3,010
ADVA AG Optical Networking (a)	262,969	3,119
Allianz AG (Reg.) (d)	28,300	4,735
BASF AG (d)	68,532	5,864
Bayer AG (d)	137,400	6,346
Bayerische Motoren Werke AG (BMW)	38,000	2,067
Beiersdorf AG	23,200	3,511
cash.life AG	7,400	302
Commerzbank AG	119,900	4,969
DaimlerChrysler AG	41,600	2,283
Deutsche Bank AG (NY Shares)	40,000	4,885
Deutsche Postbank AG	36,400	2,783
Deutz AG (a)(d)	393,500	3,604
E.ON AG (d)	110,079	13,404
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Germany – continued
ESCADA AG (a)	124,588	$4,087
Fluxx AG (a)(d)	91,800	1,210
GFK AG	62,893	2,882
Heidelberger Druckmaschinen AG	139,800	7,055
Hugo Boss AG	91,900	4,342
Hypo Real Estate Holding AG	63,000	4,405
MPC Muenchmeyer Petersen Capital AG (d)	19,200	1,613
Q Cells AG	17,000	1,569
SAP AG sponsored ADR	187,500	10,243
SGL Carbon AG (a)	241,400	5,071
Siemens AG sponsored ADR	104,400	9,880
Techem AG	25,600	1,147
Thielert AG	51,300	1,660
United Internet AG	63,300	4,153
Wincor Nixdorf AG	31,500	4,531
TOTAL GERMANY		124,730

Hong Kong – 1.0%
Dynasty Fine Wines Group Ltd.	4,444,000	1,763
Hong Kong Exchanges & Clearing Ltd.	752,500	5,411
SIM Technology Group	4,708,000	2,186
Wharf Holdings Ltd.	644,000	2,583
TOTAL HONG KONG		11,943

India – 0.7%
Bajaj Auto Ltd.	38,900	2,549
Cipla Ltd.	377,570	2,141
Infosys Technologies Ltd.	24,930	1,743
Satyam Computer Services Ltd.	94,449	1,576
TOTAL INDIA		8,009

Ireland – 1.3%
AgCert International	270,000	1,238
Allied Irish Banks PLC	293,200	7,025
Irish Life & Permanent PLC	180,400	4,602
Kerry Group PLC Class A	72,600	1,814
TOTAL IRELAND		14,679

Israel – 1.1%
Bank Hapoalim BM (Reg.)	1,161,600	5,853
ECI Telecom Ltd. (a)	399,800	4,270

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Israel – continued
Mizrahi Tefahot Bank Ltd. (a)	92,400	$620
Vizrt Ltd. (a)	110,900	1,395
TOTAL ISRAEL		12,138

Italy 3.3%
Azimut Holdings Spa	211,200	2,598
Banca Intesa Spa (d)	910,100	5,408
Banche Popolari Unite SCpA	150,500	3,805
ENI Spa	361,691	11,070
FASTWEB Spa	45,600	2,291
Pirelli & C. Real Estate Spa	31,800	2,334
Unicredito Italiano Spa	1,296,600	9,771
TOTAL ITALY		37,277

Japan 21.7%
Aeon Co. Ltd.	293,200	7,299
Aeon Fantasy Co. Ltd. (d)	34,800	1,461
Aiful Corp.	16,800	1,003
Canon, Inc.	105,300	7,982
Credit Saison Co. Ltd.	108,800	5,704
Daiki Co. Ltd.	68,700	835
Daiwa Securities Group, Inc.	333,700	4,627
E*TRADE Securities Co. Ltd. (d)	902	1,648
Fanuc Ltd.	58,000	5,485
Fuji Television Network, Inc.	1,137	2,826
Fujitsu Ltd.	642,000	5,350
Homac Corp.	65,700	1,102
Honeys Co. Ltd. (d)	37,200	2,025
Hoya Corp.	104,900	4,247
Ibiden Co. Ltd.	48,700	2,314
Intelligent Wave, Inc. (d)	567	1,439
JAFCO Co. Ltd.	50,000	3,328
JFE Holdings, Inc.	86,200	3,346
JGC Corp.	127,000	2,225
Kahma Co. Ltd. (d)	36,600	996
Kansai Urban Banking Corp.	481,400	2,270
Kanto Tsukuba Bank Ltd. (a)(d)	73,100	1,198
KOEI Co. Ltd. (d)	95,000	1,777
Konami Corp.	70,400	1,802
Kose Corp.	91,200	3,324
Kyushu Shinwa Holdings, Inc. (a)(d)	350,900	755
Marui Co. Ltd.	113,900	2,200
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Matsushita Electric Industrial Co. Ltd.	112,000	$2,712
Matsushita Electric Industrial Co. Ltd. ADR	42,100	1,019
Millea Holdings, Inc.	210	4,186
Mitsubishi Estate Co. Ltd.	234,000	5,117
Mitsubishi UFJ Financial Group, Inc.	557	8,723
Mitsui & Co. Ltd.	293,000	4,428
Mitsui Fudosan Co. Ltd.	56,000	1,254
Mitsui Trust Holdings, Inc.	700	10
Mizuho Financial Group, Inc.	1,372	11,699
Murata Manufacturing Co. Ltd.	46,300	3,371
Nafco Co. Ltd.	66,400	2,612
Nikko Cordial Corp.	384,700	6,226
Nintendo Co. Ltd.	34,900	5,210
Nippon Electric Glass Co. Ltd.	136,100	3,072
Nippon Steel Corp.	885,000	3,264
Nishimatsuya Chain Co. Ltd.	90,000	2,019
Nissan Motor Co. Ltd.	306,100	4,030
Nitto Denko Corp.	66,000	5,535
NSK Ltd.	412,000	3,727
NTN Corp.	146,000	1,205
OMC Card, Inc.	137,400	2,175
Organo Corp.	116,000	1,137
ORIX Corp.	22,020	6,613
Point, Inc.	33,900	2,399
Sompo Japan Insurance, Inc	184,700	2,676
Sony Corp. sponsored ADR	142,100	6,954
St. Marc Holdings Co. Ltd.	20,000	1,379
Stanley Electric Co. Ltd.	121,300	2,823
Sumitomo Mitsui Financial Group, Inc.	804	8,825
Sumitomo Trust & Banking Co. Ltd.	309,400	3,293
T&D Holdings, Inc.	100,900	7,735
Takashimaya Co. Ltd. (d)	321,000	4,688
The Keiyo Bank Ltd.	290,000	1,879
The Sumitomo Warehouse Co. Ltd.	345,000	2,681
Tokuyama Corp.	174,000	2,871
Toyota Motor Corp.	321,700	18,840
USS Co. Ltd.	52,330	3,915
Xebio Co. Ltd.	64,500	2,192
Yahoo! Japan Corp	6,642	3,873
Yamada Denki Co. Ltd.	15,200	1,656
TOTAL JAPAN		246,591

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Korea (South) 0.3%
Hyundai Department Store Co. Ltd.	18,080	$1,735
Samsung Electronics Co. Ltd.	3,221	2,199
TOTAL KOREA (SOUTH)		3,934

Luxembourg 0.4%
Gemplus International SA (a)	418,100	1,261
SES Global unit	213,304	3,485
TOTAL LUXEMBOURG		4,746

Mexico – 0.3%
Fomento Economico Mexicano SA de CV sponsored ADR	38,100	3,539
Netherlands – 3.2%
ABN AMRO Holding NV (d)	255,500	7,637
DSM NV	115,600	5,274
EADS NV (d)	82,000	3,236
Fugro NV (Certificaten Van Aandelen) unit	47,800	2,007
ING Groep NV (Certificaten Van Aandelen)	122,346	4,965
Koninklijke Boskalis Westminster NV (Certificaten Van
Aandelen)	22,600	1,762
Koninklijke KPN NV	364,200	4,278
Koninklijke Numico NV	65,600	2,973
Tele Atlas NV (a)(d)	56,600	1,439
VNU NV	68,140	2,339
TOTAL NETHERLANDS		35,910

Norway 1.9%
Acta Holding ASA	259,900	1,173
DnB NOR ASA (d)	481,300	6,678
Petroleum Geo-Services ASA (a)	30,000	1,689
Statoil ASA (d)	189,800	6,253
TANDBERG ASA (d)	310,800	3,165
Yara International ASA	135,800	2,187
TOTAL NORWAY		21,145

Russia – 0.1%
Vimpel Communications sponsored ADR (a)	35,500	1,653
South Africa 1.3%
FirstRand Ltd.	943,700	3,108
Foschini Ltd.	170,600	1,728
MTN Group Ltd.	250,000	2,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

South Africa – continued
Nedbank Group Ltd	275,090	$5,744
Sasol Ltd. sponsored ADR	30,300	1,254
TOTAL SOUTH AFRICA		14,329

Spain – 1.8%
Banco Bilbao Vizcaya Argentaria SA	394,300	8,698
Banco Pastor SA	38,200	2,250
Banco Santander Central Hispano SA sponsored ADR	234,100	3,591
Gestevision Telecinco SA	1,700	43
Telefonica SA	368,548	5,896
TOTAL SPAIN		20,478

Sweden – 1.6%
Alfa Laval AB (d)	97,700	3,180
Atlas Copco AB (A Shares) (d)	156,300	4,620
Gant Co. AB	1,800	48
Modern Times Group AB (MTG) (B Shares) (a)	78,000	4,282
TELE2 AB (B Shares)	151,800	1,924
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	114,600	4,065
TOTAL SWEDEN		18,119

Switzerland – 7.8%
Clariant AG (Reg.)	174,568	2,716
Compagnie Financiere Richemont unit	108,076	5,599
Credit Suisse Group (Reg.)	164,582	10,337
Nestle SA (Reg.)	17,537	5,348
Nobel Biocare Holding AG (Switzerland) (d)	15,501	3,831
Novartis AG (Reg.)	311,269	17,901
Roche Holding AG (participation certificate)	101,836	15,658
Schindler Holding AG (Reg.)	45,214	2,506
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	5,449	5,391
Syngenta AG:
warrants 5/22/06 (a)	30,800	49
(Switzerland)	28,164	3,912
UBS AG (Reg.)	128,135	14,973
TOTAL SWITZERLAND		88,221

Taiwan 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	184,000	1,249
Thailand – 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	1,076,100	3,412

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – 21.9%
Amvescap PLC	318,500	$3,482
Anglo American PLC (United Kingdom)	167,800	7,146
AstraZeneca PLC (United Kingdom)	181,500	10,006
BAE Systems PLC	851,300	6,482
Barclays PLC	257,100	3,204
Benfield Group PLC	673,500	4,772
BG Group PLC	677,200	9,102
BHP Billiton PLC	365,602	7,528
BP PLC	2,386,708	29,321
British Land Co. PLC	209,800	4,806
Corin Group PLC	132,100	734
Diageo PLC	388,200	6,430
Eircom Group PLC	660,800	1,801
EMI Group PLC	1,068,200	5,494
Gallaher Group PLC	162,900	2,588
GlaxoSmithKline PLC	668,700	19,018
GlaxoSmithKline PLC sponsored ADR	17,600	1,001
Gyrus Group PLC (a)	707,000	4,893
HBOS PLC	124,600	2,187
HSBC Holdings PLC (United Kingdom) (Reg.)	845,867	14,664
Informa PLC	345,800	3,084
Intec Telecom Systems PLC (a)	898,200	966
Intertek Group PLC	80,500	1,210
ITE Group PLC	1,217,300	2,775
ITV PLC	1,404,408	2,945
Jardine Lloyd Thompson Group PLC	283,500	1,975
Ladbrokes PLC	223,476	1,710
Lloyds TSB Group PLC	172,600	1,679
M&C Saatchi	591,000	1,283
Man Group PLC	117,797	5,429
Marks & Spencer Group PLC	378,800	4,045
Mothercare PLC	273,293	1,734
NETeller PLC (a)	81,600	1,153
New Star Asset Management Ltd.	211,800	1,669
Pipex Communications PLC (a)	6,359,700	1,450
Prudential PLC	555,300	6,517
Reckitt Benckiser PLC	32,000	1,167
Reuters Group PLC	907,400	6,437
Rio Tinto PLC (Reg.)	137,018	7,628
Royal Bank of Scotland Group PLC	168,900	5,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – continued
Royal Dutch Shell PLC:
Class A sponsored ADR	186,200	$12,686
Class B	99,000	3,535
Smiths Group PLC	227,400	4,228
Vodafone Group PLC	3,804,879	9,018
Whatman PLC	537,900	3,078
Wolseley PLC	157,700	3,949
WPP Group PLC	303,100	3,740
Xstrata PLC	81,500	2,949
TOTAL UNITED KINGDOM		248,215

United States of America – 1.2%
Estee Lauder Companies, Inc. Class A	69,600	2,584
Hexcel Corp. (a)	139,300	3,077
NTL, Inc. (a)	126,800	3,484
Synthes, Inc.	34,040	4,227
TOTAL UNITED STATES OF AMERICA		13,372

TOTAL COMMON STOCKS
(Cost $933,594)		1,129,164

Money Market Funds 8.6%

Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)
(Cost $97,839)	97,839,130	97,839

TOTAL INVESTMENT PORTFOLIO 108.1%
(Cost $1,031,433)		1,227,003

NET OTHER ASSETS – (8.1)%		(92,189)
NET ASSETS 100%		$1,134,814

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$438
Fidelity Securities Lending Cash Central Fund	389
Total	$827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $93,049) See accompanying schedule:
Unaffiliated issuers (cost $933,594)	$1,129,164
Affiliated Central Funds (cost $97,839)	97,839
Total Investments (cost $1,031,433)		$1,227,003
Receivable for investments sold		24,335
Receivable for fund shares sold		1,480
Dividends receivable		4,621
Interest receivable		38
Prepaid expenses		3
Other receivables		339
Total assets		1,257,819

Liabilities
Payable for investments purchased	$9,244
Payable for fund shares redeemed	3,135
Accrued management fee	665
Distribution fees payable	359
Notes payable to affiliates	10,934
Other affiliated payables	295
Other payables and accrued expenses	534
Collateral on securities loaned, at value	97,839
Total liabilities		123,005

Net Assets		$1,134,814
Net Assets consist of:
Paid in capital		$882,767
Undistributed net investment income		6,678
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		50,094
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		195,275
Net Assets		$1,134,814

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($113,534 ÷ 5,175.8 shares)	$21.94
Maximum offering price per share (100/94.25 of $21.94)	$23.28
Class T:
Net Asset Value and redemption price per share
($637,681 ÷ 28,543 shares)	$22.34
Maximum offering price per share (100/96.50 of $22.34)	$23.15
Class B:
Net Asset Value and offering price per share ($48,035
÷ 2,271 shares)A	$21.15
Class C:
Net Asset Value and offering price per share ($43,071
÷ 2,000.4 shares)A	$21.53

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($292,493 ÷ 13,120 shares)	$22.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$14,951
Interest		22
Income from affiliated Central Funds		827
		15,800
Less foreign taxes withheld		(781)
Total income		15,019

Expenses
Management fee
Basic fee	$4,200
Performance adjustment	(701)
Transfer agent fees	1,461
Distribution fees	2,118
Accounting and security lending fees	288
Independent trustees’ compensation	2
Custodian fees and expenses	189
Registration fees	62
Audit	43
Legal	6
Interest	5
Miscellaneous	4
Total expenses before reductions	7,677
Expense reductions	(458)	7,219

Net investment income (loss)		7,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $49)	57,678
Foreign currency transactions	(182)
Total net realized gain (loss)		57,496
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $328)	171,149
Assets and liabilities in foreign currencies	154
Total change in net unrealized appreciation
(depreciation)		171,303
Net gain (loss)		228,799
Net increase (decrease) in net assets resulting from
operations		$236,599

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,800	$8,960
Net realized gain (loss)	57,496	270,137
Change in net unrealized appreciation (depreciation) .	171,303	(63,486)
Net increase (decrease) in net assets resulting
from operations	236,599	215,611
Distributions to shareholders from net investment income .	(8,558)	(2,281)
Distributions to shareholders from net realized gain	(17,171)	(5,591)
Total distributions	(25,729)	(7,872)
Share transactions - net increase (decrease)	(161,609)	(709,958)
Redemption fees	34	52
Total increase (decrease) in net assets	49,295	(502,167)

Net Assets
Beginning of period	1,085,519	1,587,686
End of period (including undistributed net investment
income of $6,678 and undistributed net investment
income of $7,795, respectively)	$1,134,814	$1,085,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Financial Highlights Class A
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.36	$15.86	$14.41	$11.01	$12.90	$19.88
Income from Investment
Operations
Net investment in-
come (loss)E	.14	.13	.04F	.05	.01	.06
Net realized and un
realized gain (loss)	3.93	2.47	1.54	3.35	(1.90)	(4.89)
Total from investment
operations	4.07	2.60	1.58	3.40	(1.89)	(4.83)
Distributions from net
investment income	(.19)	(.04)	(.13)	—	—	(.43)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.49)	(.10)	(.13)	—		(2.15)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.94	$18.36	$15.86	$14.41	$11.01	$12.90
Total ReturnB,C,D	22.63%	16.44%	11.03%	30.88%	(14.65)%	(27.16)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.29%A	1.24%	1.36%	1.34%	1.56%	1.46%
Expenses net of fee
waivers, if any	1.29%A	1.24%	1.36%	1.34%	1.56%	1.46%
Expenses net of all
reductions	1.20%A	1.15%	1.32%	1.30%	1.52%	1.41%
Net investment in-
come (loss)	1.36%A	.76%	.24%F	.43%	.07%	.40%
Supplemental Data
Net assets, end of
period (in millions)	$114	$133	$115	$68	$44	$46
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.64	$16.09	$14.61	$11.18	$13.11	$20.13
Income from Investment
Operations
Net investment in-
come (loss)E	.12	.11	.02F	.04	(.01)	.04
Net realized and un
realized gain (loss)	4.00	2.51	1.56	3.39	(1.92)	(4.99)
Total from investment
operations	4.12	2.62	1.58	3.43	(1.93)	(4.95)
Distributions from net
investment income	(.12)	(.01)	(.10)	—	—	(.35)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.42)	(.07)	(.10)	—		(2.07)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$22.34	$18.64	$16.09	$14.61	$11.18	$13.11
Total ReturnB,C,D	22.51%	16.31%	10.86%	30.68%	(14.72)%	(27.33)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.44%A	1.36%	1.48%	1.46%	1.68%	1.62%
Expenses net of fee
waivers, if any	1.44%A	1.36%	1.48%	1.46%	1.68%	1.62%
Expenses net of all
reductions	1.36%A	1.27%	1.43%	1.42%	1.64%	1.57%
Net investment in-
come (loss)	1.21%A	.64%	.12%F	.31%	(.05)%	.24%
Supplemental Data
Net assets, end of
period (in millions)	$638	$582	$1,181	$1,114	$928	$1,185
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Financial Highlights Class B
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$17.63	$15.26	$13.87	$10.71	$12.63	$19.49
Income from Investment
Operations
Net investment in-
come (loss)E	.05	(.01)	(.10)F	(.06)	(.08)	(.06)
Net realized and un
realized gain (loss)	3.79	2.38	1.50	3.22	(1.84)	(4.83)
Total from investment
operations	3.84	2.37	1.40	3.16	(1.92)	(4.89)
Distributions from net
investment income	(.02)	—	(.01)	—	—	(.25)
Distributions from net
realized gain	(.30)	—	—	—		(1.72)
Total distributions	(.32)	—	(.01)	—		(1.97)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.15	$17.63	$15.26	$13.87	$10.71	$12.63
Total ReturnB,C,D	22.08%	15.53%	10.10%	29.51%	(15.20)%	(27.83)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.10%A	2.04%	2.25%	2.27%	2.43%	2.27%
Expenses net of fee
waivers, if any	2.10%A	2.04%	2.25%	2.27%	2.30%	2.27%
Expenses net of all
reductions	2.02%A	1.95%	2.21%	2.22%	2.26%	2.23%
Net investment in-
come (loss)	.55%A	(.04)%	(.65)%F	(.49)%	(.66)%	(.42)%
Supplemental Data
Net assets, end of
period (in millions)	$48	$47	$57	$59	$53	$80
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$17.95	$15.53	$14.11	$10.88	$12.84	$19.80
Income from Investment
Operations
Net investment in-
come (loss)E	.06	H	(.08)F	(.05)	(.08)	(.05)
Net realized and un
realized gain (loss)	3.86	2.42	1.52	3.28	(1.88)	(4.89)
Total from investment
operations	3.92	2.42	1.44	3.23	(1.96)	(4.94)
Distributions from net
investment income	(.04)	—	(.02)	—	—	(.30)
Distributions from net
realized gain	(.30)	—	—	—		(1.72)
Total distributions	(.34)	—	(.02)	—		(2.02)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.53	$17.95	$15.53	$14.11	$10.88	$12.84
Total ReturnB,C,D	22.14%	15.58%	10.21%	29.69%	(15.26)%	(27.70)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.03%A	2.00%	2.14%	2.17%	2.34%	2.19%
Expenses net of fee
waivers, if any	2.03%A	2.00%	2.14%	2.17%	2.30%	2.19%
Expenses net of all
reductions	1.96%A	1.90%	2.10%	2.13%	2.26%	2.14%
Net investment in-
come (loss)	.61%A	.01%	(.54)%F	(.40)%	(.66)%	(.34)%
Supplemental Data
Net assets, end of
period (in millions)	$43	$38	$40	$41	$36	$52
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.64	$16.09	$14.60	$11.11	$12.97	$19.95
Income from Investment
Operations
Net investment in-
come (loss)D	.18	.21	.10E	.10	.06	.12
Net realized and un
realized gain (loss)	3.98	2.50	1.56	3.39	(1.92)	(4.91)
Total from investment
operations	4.16	2.71	1.66	3.49	(1.86)	(4.79)
Distributions from net
investment income	(.21)	(.10)	(.17)	—	—	(.47)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.51)	(.16)	(.17)	—		(2.19)
Redemption fees added
to paid in capitalD	—G	—G	—G	—	—	—
Net asset value, end of
period	$22.29	$18.64	$16.09	$14.60	$11.11	$12.97
Total ReturnB,C	22.82%	16.91%	11.46%	31.41%	(14.34)%	(26.89)%
Ratios to Average Net AssetsF
Expenses before
reductions	.91%A	.83%	.98%	.93%	1.14%	1.06%
Expenses net of fee
waivers, if any	.91%A	.83%	.98%	.93%	1.14%	1.06%
Expenses net of all
reductions	.83%A	.73%	.93%	.89%	1.10%	1.02%
Net investment in-
come (loss)	1.74%A	1.18%	.62%E	.84%	.49%	.79%
Supplemental Data
Net assets, end of
period (in millions)	$292	$287	$194	$69	$63	$69
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. ENet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report 26

1. Significant Accounting Policies continued
Security Valuation continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$215,007
Unrealized depreciation	(20,955)
Net unrealized appreciation (depreciation)	$194,052
Cost for federal income tax purposes	$1,032,951

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report 28

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $358,749 and $492,363, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$160	$6
Class T	.25%	.25%	1,515	30
Class B	.75%	.25%	240	181
Class C	.75%	.25%	203	12

			$2,118	$229

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

	Retained
	by FDC
Class A		$7
Class T		9
Class B*		33
Class C*		1
		$50

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 30

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$215	.34*
Class T	721	.24*
Class B	95	.40*
Class C	67	.33*
Institutional Class	363	.21*
	$1,461

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of (FMR).

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average	Interest
Borrower or Lender	Balance	Interest Rate	Expense
Borrower	$10,934	5.00%	$5

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $389.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $454 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$3
Class B	1
$4

Semiannual Report 32

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$1,383	$302
Class T	3,667	731
Class B	49	—
Class C	78	—
Institutional Class	3,381	1,248
Total	$8,558	$2,281
From net realized gain
Class A	$2,173	$453
Class T	8,872	4,389
Class B	773	—
Class C	613	—
Institutional Class	4,740	749
Total	$17,171	$5,591

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,075	3,732	$21,494	$65,178
Reinvestment of
distributions	166	39	3,105	666
Shares redeemed	(3,294)	(3,797)	(66,686)	(66,076)
Net increase (decrease) .	(2,053)	(26)	$(42,087)	$(232)
Class T
Shares sold	4,078	8,485	$84,084	$148,888
Reinvestment of
distributions	640	288	12,202	5,033
Shares redeemed	(7,389)	(50,965)	(149,805)	(894,992)
Net increase (decrease) .	(2,671)	(42,192)	$(53,519)	$(741,071)
Class B
Shares sold	97	210	$1,881	$3,515
Reinvestment of
distributions	41	—	736	—
Shares redeemed	(514)	(1,282)	(9,983)	(21,411)
Net increase (decrease) .	(376)	(1,072)	$(7,366)	$(17,896)
Class C
Shares sold	161	321	$3,200	$5,484
Reinvestment of
distributions	33	—	617	—
Shares redeemed	(286)	(822)	(5,653)	(14,006)
Net increase (decrease) .	(92)	(501)	$(1,836)	$(8,522)
Institutional Class
Shares sold	4,501	5,599	$91,433	$98,450
Reinvestment of
distributions	258	61	4,909	1,066
Shares redeemed	(7,026)	(2,356)	(153,142)	(41,753)
Net increase (decrease) .	(2,267)	3,304	$(56,800)	$57,763

Semiannual Report 34

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Overseas Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 36

37 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

OS-USAN-0606 1.784903.103

Fidelity® Advisor Overseas Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	17	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	26	Notes to the financial statements.
Board Approval of	35
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report 4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$1,000.00	$1,226.30	$7.12
HypotheticalA	$1,000.00	$1,018.40	$6.46
Class T
Actual	$1,000.00	$1,225.10	$7.94
HypotheticalA	$1,000.00	$1,017.65	$7.20
Class B
Actual	$1,000.00	$1,220.80	$11.56
HypotheticalA	$1,000.00	$1,014.38	$10.49
Class C
Actual	$1,000.00	$1,221.40	$11.18
HypotheticalA	$1,000.00	$1,014.73	$10.14
Institutional Class
Actual	$1,000.00	$1,228.20	$5.03
HypotheticalA	$1,000.00	$1,020.28	$4.56

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.29%
Class T	1.44%
Class B	2.10%
Class C	2.03%
Institutional Class	91%

5 Semiannual Report

Investment Changes

Top Five Stocks as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
BP PLC (United Kingdom, Oil, Gas &
Consumable Fuels)	2.6	2.2
GlaxoSmithKline PLC (United Kingdom,
Pharmaceuticals)	1.7	1.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.8
Novartis AG (Reg.) (Switzerland,
Pharmaceuticals)	1.6	1.8
Roche Holding AG (participation certificate)
(Switzerland, Pharmaceuticals)	1.4	1.5
	9.0
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	28.2	25.7
Consumer Discretionary	14.1	12.6
Industrials	10.7	6.8
Information Technology	10.7	9.3
Energy	9.5	8.8
Top Five Countries as of April 30, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
United Kingdom	21.9	23.6
Japan	21.7	18.6
France	12.4	11.0
Germany	11.0	8.8
Switzerland	7.8	8.9
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.5%
	Shares	Value (Note 1)
		(000s)

Australia – 1.9%
Aristocrat Leisure Ltd.	97,800	$1,094
BHP Billiton Ltd.	310,800	7,080
Computershare Ltd.	539,700	3,231
National Australia Bank Ltd.	295,400	8,437
Rio Tinto Ltd.	30,300	1,810
TOTAL AUSTRALIA		21,652

Austria – 0.5%
Austriamicrosystems AG (a)	12,190	786
OMV AG	79,700	5,542
TOTAL AUSTRIA		6,328

Belgium – 0.6%
InBev SA (d)	76,100	3,839
Umicore SA (d)	18,100	2,886
TOTAL BELGIUM		6,725

Brazil – 0.2%
Lojas Renner SA	31,300	1,792
Canada 0.4%
Cameco Corp.	72,600	2,954
Talisman Energy, Inc.	35,600	2,011
TOTAL CANADA		4,965

China – 0.2%
China Techfaith Wireless Communication Technology Ltd.
sponsored ADR (d)	67,600	920
Global Bio-Chem Technology Group Co. Ltd.	3,106,000	1,622
TOTAL CHINA		2,542

Finland – 1.0%
Neste Oil Oyj	94,300	3,291
Nokia Corp.	341,800	7,745
TOTAL FINLAND		11,036

France – 12.4%
Alcatel SA:
(RFD) (a)	301,600	4,349
sponsored ADR (a)	17,200	248
Alstom SA (a)	79,000	7,156
AXA SA	162,396	5,945
BNP Paribas SA	74,581	7,048

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

France – continued
Carrefour SA (d)	144,100	$8,359
Clarins SA	20,200	1,422
CNP Assurances	32,500	3,514
Compagnie Generale de Geophysique SA (a)	18,400	2,974
Financiere Marc de Lacharriere SA (Fimalac)	41,600	3,949
Groupe Danone	43,500	5,428
Hermes International SA	9,900	2,541
Ingenico SA	253,500	5,763
L’Air Liquide SA	30,400	6,578
L’Oreal SA	55,934	5,187
Lagardere S.C.A. (Reg.)	43,800	3,620
Louis Vuitton Moet Hennessy (LVMH)	38,000	4,001
Neopost SA	33,600	3,800
Publicis Groupe SA	71,700	2,981
Remy Cointreau SA	35,200	1,923
Renault SA	38,800	4,504
Safran SA	162,300	4,167
Sanofi-Aventis sponsored ADR	237,300	11,163
Silicon On Insulator Technologies SA (SOITEC) (a)	139,000	4,537
Societe Generale Series A	7,400	1,131
Suez SA (France) (d)	116,700	4,592
Total SA Series B	49,497	13,663
Vallourec SA	2,888	3,753
Vinci SA	31,900	3,169
Vivendi Universal SA sponsored ADR	81,300	2,970
TOTAL FRANCE		140,435

Germany – 11.0%
Aareal Bank AG (a)	63,730	3,010
ADVA AG Optical Networking (a)	262,969	3,119
Allianz AG (Reg.) (d)	28,300	4,735
BASF AG (d)	68,532	5,864
Bayer AG (d)	137,400	6,346
Bayerische Motoren Werke AG (BMW)	38,000	2,067
Beiersdorf AG	23,200	3,511
cash.life AG	7,400	302
Commerzbank AG	119,900	4,969
DaimlerChrysler AG	41,600	2,283
Deutsche Bank AG (NY Shares)	40,000	4,885
Deutsche Postbank AG	36,400	2,783
Deutz AG (a)(d)	393,500	3,604
E.ON AG (d)	110,079	13,404
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Germany – continued
ESCADA AG (a)	124,588	$4,087
Fluxx AG (a)(d)	91,800	1,210
GFK AG	62,893	2,882
Heidelberger Druckmaschinen AG	139,800	7,055
Hugo Boss AG	91,900	4,342
Hypo Real Estate Holding AG	63,000	4,405
MPC Muenchmeyer Petersen Capital AG (d)	19,200	1,613
Q Cells AG	17,000	1,569
SAP AG sponsored ADR	187,500	10,243
SGL Carbon AG (a)	241,400	5,071
Siemens AG sponsored ADR	104,400	9,880
Techem AG	25,600	1,147
Thielert AG	51,300	1,660
United Internet AG	63,300	4,153
Wincor Nixdorf AG	31,500	4,531
TOTAL GERMANY		124,730

Hong Kong – 1.0%
Dynasty Fine Wines Group Ltd.	4,444,000	1,763
Hong Kong Exchanges & Clearing Ltd.	752,500	5,411
SIM Technology Group	4,708,000	2,186
Wharf Holdings Ltd.	644,000	2,583
TOTAL HONG KONG		11,943

India – 0.7%
Bajaj Auto Ltd.	38,900	2,549
Cipla Ltd.	377,570	2,141
Infosys Technologies Ltd.	24,930	1,743
Satyam Computer Services Ltd.	94,449	1,576
TOTAL INDIA		8,009

Ireland – 1.3%
AgCert International	270,000	1,238
Allied Irish Banks PLC	293,200	7,025
Irish Life & Permanent PLC	180,400	4,602
Kerry Group PLC Class A	72,600	1,814
TOTAL IRELAND		14,679

Israel – 1.1%
Bank Hapoalim BM (Reg.)	1,161,600	5,853
ECI Telecom Ltd. (a)	399,800	4,270

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Israel – continued
Mizrahi Tefahot Bank Ltd. (a)	92,400	$620
Vizrt Ltd. (a)	110,900	1,395
TOTAL ISRAEL		12,138

Italy 3.3%
Azimut Holdings Spa	211,200	2,598
Banca Intesa Spa (d)	910,100	5,408
Banche Popolari Unite SCpA	150,500	3,805
ENI Spa	361,691	11,070
FASTWEB Spa	45,600	2,291
Pirelli & C. Real Estate Spa	31,800	2,334
Unicredito Italiano Spa	1,296,600	9,771
TOTAL ITALY		37,277

Japan 21.7%
Aeon Co. Ltd.	293,200	7,299
Aeon Fantasy Co. Ltd. (d)	34,800	1,461
Aiful Corp.	16,800	1,003
Canon, Inc.	105,300	7,982
Credit Saison Co. Ltd.	108,800	5,704
Daiki Co. Ltd.	68,700	835
Daiwa Securities Group, Inc.	333,700	4,627
E*TRADE Securities Co. Ltd. (d)	902	1,648
Fanuc Ltd.	58,000	5,485
Fuji Television Network, Inc.	1,137	2,826
Fujitsu Ltd.	642,000	5,350
Homac Corp.	65,700	1,102
Honeys Co. Ltd. (d)	37,200	2,025
Hoya Corp.	104,900	4,247
Ibiden Co. Ltd.	48,700	2,314
Intelligent Wave, Inc. (d)	567	1,439
JAFCO Co. Ltd.	50,000	3,328
JFE Holdings, Inc.	86,200	3,346
JGC Corp.	127,000	2,225
Kahma Co. Ltd. (d)	36,600	996
Kansai Urban Banking Corp.	481,400	2,270
Kanto Tsukuba Bank Ltd. (a)(d)	73,100	1,198
KOEI Co. Ltd. (d)	95,000	1,777
Konami Corp.	70,400	1,802
Kose Corp.	91,200	3,324
Kyushu Shinwa Holdings, Inc. (a)(d)	350,900	755
Marui Co. Ltd.	113,900	2,200
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Japan – continued
Matsushita Electric Industrial Co. Ltd.	112,000	$2,712
Matsushita Electric Industrial Co. Ltd. ADR	42,100	1,019
Millea Holdings, Inc.	210	4,186
Mitsubishi Estate Co. Ltd.	234,000	5,117
Mitsubishi UFJ Financial Group, Inc.	557	8,723
Mitsui & Co. Ltd.	293,000	4,428
Mitsui Fudosan Co. Ltd.	56,000	1,254
Mitsui Trust Holdings, Inc.	700	10
Mizuho Financial Group, Inc.	1,372	11,699
Murata Manufacturing Co. Ltd.	46,300	3,371
Nafco Co. Ltd.	66,400	2,612
Nikko Cordial Corp.	384,700	6,226
Nintendo Co. Ltd.	34,900	5,210
Nippon Electric Glass Co. Ltd.	136,100	3,072
Nippon Steel Corp.	885,000	3,264
Nishimatsuya Chain Co. Ltd.	90,000	2,019
Nissan Motor Co. Ltd.	306,100	4,030
Nitto Denko Corp.	66,000	5,535
NSK Ltd.	412,000	3,727
NTN Corp.	146,000	1,205
OMC Card, Inc.	137,400	2,175
Organo Corp.	116,000	1,137
ORIX Corp.	22,020	6,613
Point, Inc.	33,900	2,399
Sompo Japan Insurance, Inc	184,700	2,676
Sony Corp. sponsored ADR	142,100	6,954
St. Marc Holdings Co. Ltd.	20,000	1,379
Stanley Electric Co. Ltd.	121,300	2,823
Sumitomo Mitsui Financial Group, Inc.	804	8,825
Sumitomo Trust & Banking Co. Ltd.	309,400	3,293
T&D Holdings, Inc.	100,900	7,735
Takashimaya Co. Ltd. (d)	321,000	4,688
The Keiyo Bank Ltd.	290,000	1,879
The Sumitomo Warehouse Co. Ltd.	345,000	2,681
Tokuyama Corp.	174,000	2,871
Toyota Motor Corp.	321,700	18,840
USS Co. Ltd.	52,330	3,915
Xebio Co. Ltd.	64,500	2,192
Yahoo! Japan Corp	6,642	3,873
Yamada Denki Co. Ltd.	15,200	1,656
TOTAL JAPAN		246,591

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

Korea (South) 0.3%
Hyundai Department Store Co. Ltd.	18,080	$1,735
Samsung Electronics Co. Ltd.	3,221	2,199
TOTAL KOREA (SOUTH)		3,934

Luxembourg 0.4%
Gemplus International SA (a)	418,100	1,261
SES Global unit	213,304	3,485
TOTAL LUXEMBOURG		4,746

Mexico – 0.3%
Fomento Economico Mexicano SA de CV sponsored ADR	38,100	3,539
Netherlands – 3.2%
ABN AMRO Holding NV (d)	255,500	7,637
DSM NV	115,600	5,274
EADS NV (d)	82,000	3,236
Fugro NV (Certificaten Van Aandelen) unit	47,800	2,007
ING Groep NV (Certificaten Van Aandelen)	122,346	4,965
Koninklijke Boskalis Westminster NV (Certificaten Van
Aandelen)	22,600	1,762
Koninklijke KPN NV	364,200	4,278
Koninklijke Numico NV	65,600	2,973
Tele Atlas NV (a)(d)	56,600	1,439
VNU NV	68,140	2,339
TOTAL NETHERLANDS		35,910

Norway 1.9%
Acta Holding ASA	259,900	1,173
DnB NOR ASA (d)	481,300	6,678
Petroleum Geo-Services ASA (a)	30,000	1,689
Statoil ASA (d)	189,800	6,253
TANDBERG ASA (d)	310,800	3,165
Yara International ASA	135,800	2,187
TOTAL NORWAY		21,145

Russia – 0.1%
Vimpel Communications sponsored ADR (a)	35,500	1,653
South Africa 1.3%
FirstRand Ltd.	943,700	3,108
Foschini Ltd.	170,600	1,728
MTN Group Ltd.	250,000	2,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

South Africa – continued
Nedbank Group Ltd	275,090	$5,744
Sasol Ltd. sponsored ADR	30,300	1,254
TOTAL SOUTH AFRICA		14,329

Spain – 1.8%
Banco Bilbao Vizcaya Argentaria SA	394,300	8,698
Banco Pastor SA	38,200	2,250
Banco Santander Central Hispano SA sponsored ADR	234,100	3,591
Gestevision Telecinco SA	1,700	43
Telefonica SA	368,548	5,896
TOTAL SPAIN		20,478

Sweden – 1.6%
Alfa Laval AB (d)	97,700	3,180
Atlas Copco AB (A Shares) (d)	156,300	4,620
Gant Co. AB	1,800	48
Modern Times Group AB (MTG) (B Shares) (a)	78,000	4,282
TELE2 AB (B Shares)	151,800	1,924
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	114,600	4,065
TOTAL SWEDEN		18,119

Switzerland – 7.8%
Clariant AG (Reg.)	174,568	2,716
Compagnie Financiere Richemont unit	108,076	5,599
Credit Suisse Group (Reg.)	164,582	10,337
Nestle SA (Reg.)	17,537	5,348
Nobel Biocare Holding AG (Switzerland) (d)	15,501	3,831
Novartis AG (Reg.)	311,269	17,901
Roche Holding AG (participation certificate)	101,836	15,658
Schindler Holding AG (Reg.)	45,214	2,506
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	5,449	5,391
Syngenta AG:
warrants 5/22/06 (a)	30,800	49
(Switzerland)	28,164	3,912
UBS AG (Reg.)	128,135	14,973
TOTAL SWITZERLAND		88,221

Taiwan 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	184,000	1,249
Thailand – 0.3%
Bangkok Bank Ltd. PCL (For. Reg.)	1,076,100	3,412

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – 21.9%
Amvescap PLC	318,500	$3,482
Anglo American PLC (United Kingdom)	167,800	7,146
AstraZeneca PLC (United Kingdom)	181,500	10,006
BAE Systems PLC	851,300	6,482
Barclays PLC	257,100	3,204
Benfield Group PLC	673,500	4,772
BG Group PLC	677,200	9,102
BHP Billiton PLC	365,602	7,528
BP PLC	2,386,708	29,321
British Land Co. PLC	209,800	4,806
Corin Group PLC	132,100	734
Diageo PLC	388,200	6,430
Eircom Group PLC	660,800	1,801
EMI Group PLC	1,068,200	5,494
Gallaher Group PLC	162,900	2,588
GlaxoSmithKline PLC	668,700	19,018
GlaxoSmithKline PLC sponsored ADR	17,600	1,001
Gyrus Group PLC (a)	707,000	4,893
HBOS PLC	124,600	2,187
HSBC Holdings PLC (United Kingdom) (Reg.)	845,867	14,664
Informa PLC	345,800	3,084
Intec Telecom Systems PLC (a)	898,200	966
Intertek Group PLC	80,500	1,210
ITE Group PLC	1,217,300	2,775
ITV PLC	1,404,408	2,945
Jardine Lloyd Thompson Group PLC	283,500	1,975
Ladbrokes PLC	223,476	1,710
Lloyds TSB Group PLC	172,600	1,679
M&C Saatchi	591,000	1,283
Man Group PLC	117,797	5,429
Marks & Spencer Group PLC	378,800	4,045
Mothercare PLC	273,293	1,734
NETeller PLC (a)	81,600	1,153
New Star Asset Management Ltd.	211,800	1,669
Pipex Communications PLC (a)	6,359,700	1,450
Prudential PLC	555,300	6,517
Reckitt Benckiser PLC	32,000	1,167
Reuters Group PLC	907,400	6,437
Rio Tinto PLC (Reg.)	137,018	7,628
Royal Bank of Scotland Group PLC	168,900	5,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14
Common Stocks continued
	Shares	Value (Note 1)
		(000s)

United Kingdom – continued
Royal Dutch Shell PLC:
Class A sponsored ADR	186,200	$12,686
Class B	99,000	3,535
Smiths Group PLC	227,400	4,228
Vodafone Group PLC	3,804,879	9,018
Whatman PLC	537,900	3,078
Wolseley PLC	157,700	3,949
WPP Group PLC	303,100	3,740
Xstrata PLC	81,500	2,949
TOTAL UNITED KINGDOM		248,215

United States of America – 1.2%
Estee Lauder Companies, Inc. Class A	69,600	2,584
Hexcel Corp. (a)	139,300	3,077
NTL, Inc. (a)	126,800	3,484
Synthes, Inc.	34,040	4,227
TOTAL UNITED STATES OF AMERICA		13,372

TOTAL COMMON STOCKS
(Cost $933,594)		1,129,164

Money Market Funds 8.6%

Fidelity Securities Lending Cash Central Fund,
4.83% (b)(c)
(Cost $97,839)	97,839,130	97,839

TOTAL INVESTMENT PORTFOLIO 108.1%
(Cost $1,031,433)		1,227,003

NET OTHER ASSETS – (8.1)%		(92,189)
NET ASSETS 100%		$1,134,814

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Legend
(a) Non-income producing
(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.
(d) Security or a portion of the security is on
loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$438
Fidelity Securities Lending Cash Central Fund	389
Total	$827

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $93,049) See accompanying schedule:
Unaffiliated issuers (cost $933,594)	$1,129,164
Affiliated Central Funds (cost $97,839)	97,839
Total Investments (cost $1,031,433)		$1,227,003
Receivable for investments sold		24,335
Receivable for fund shares sold		1,480
Dividends receivable		4,621
Interest receivable		38
Prepaid expenses		3
Other receivables		339
Total assets		1,257,819

Liabilities
Payable for investments purchased	$9,244
Payable for fund shares redeemed	3,135
Accrued management fee	665
Distribution fees payable	359
Notes payable to affiliates	10,934
Other affiliated payables	295
Other payables and accrued expenses	534
Collateral on securities loaned, at value	97,839
Total liabilities		123,005

Net Assets		$1,134,814
Net Assets consist of:
Paid in capital		$882,767
Undistributed net investment income		6,678
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		50,094
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		195,275
Net Assets		$1,134,814

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements continued

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($113,534 ÷ 5,175.8 shares)	$21.94
Maximum offering price per share (100/94.25 of $21.94)	$23.28
Class T:
Net Asset Value and redemption price per share
($637,681 ÷ 28,543 shares)	$22.34
Maximum offering price per share (100/96.50 of $22.34)	$23.15
Class B:
Net Asset Value and offering price per share ($48,035
÷ 2,271 shares)A	$21.15
Class C:
Net Asset Value and offering price per share ($43,071
÷ 2,000.4 shares)A	$21.53

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($292,493 ÷ 13,120 shares)	$22.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$14,951
Interest		22
Income from affiliated Central Funds		827
		15,800
Less foreign taxes withheld		(781)
Total income		15,019

Expenses
Management fee
Basic fee	$4,200
Performance adjustment	(701)
Transfer agent fees	1,461
Distribution fees	2,118
Accounting and security lending fees	288
Independent trustees’ compensation	2
Custodian fees and expenses	189
Registration fees	62
Audit	43
Legal	6
Interest	5
Miscellaneous	4
Total expenses before reductions	7,677
Expense reductions	(458)	7,219

Net investment income (loss)		7,800
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $49)	57,678
Foreign currency transactions	(182)
Total net realized gain (loss)		57,496
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $328)	171,149
Assets and liabilities in foreign currencies	154
Total change in net unrealized appreciation
(depreciation)		171,303
Net gain (loss)		228,799
Net increase (decrease) in net assets resulting from
operations		$236,599

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,800	$8,960
Net realized gain (loss)	57,496	270,137
Change in net unrealized appreciation (depreciation) .	171,303	(63,486)
Net increase (decrease) in net assets resulting
from operations	236,599	215,611
Distributions to shareholders from net investment income .	(8,558)	(2,281)
Distributions to shareholders from net realized gain	(17,171)	(5,591)
Total distributions	(25,729)	(7,872)
Share transactions - net increase (decrease)	(161,609)	(709,958)
Redemption fees	34	52
Total increase (decrease) in net assets	49,295	(502,167)

Net Assets
Beginning of period	1,085,519	1,587,686
End of period (including undistributed net investment
income of $6,678 and undistributed net investment
income of $7,795, respectively)	$1,134,814	$1,085,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Financial Highlights Class A
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.36	$15.86	$14.41	$11.01	$12.90	$19.88
Income from Investment
Operations
Net investment in-
come (loss)E	.14	.13	.04F	.05	.01	.06
Net realized and un
realized gain (loss)	3.93	2.47	1.54	3.35	(1.90)	(4.89)
Total from investment
operations	4.07	2.60	1.58	3.40	(1.89)	(4.83)
Distributions from net
investment income	(.19)	(.04)	(.13)	—	—	(.43)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.49)	(.10)	(.13)	—		(2.15)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.94	$18.36	$15.86	$14.41	$11.01	$12.90
Total ReturnB,C,D	22.63%	16.44%	11.03%	30.88%	(14.65)%	(27.16)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.29%A	1.24%	1.36%	1.34%	1.56%	1.46%
Expenses net of fee
waivers, if any	1.29%A	1.24%	1.36%	1.34%	1.56%	1.46%
Expenses net of all
reductions	1.20%A	1.15%	1.32%	1.30%	1.52%	1.41%
Net investment in-
come (loss)	1.36%A	.76%	.24%F	.43%	.07%	.40%
Supplemental Data
Net assets, end of
period (in millions)	$114	$133	$115	$68	$44	$46
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Highlights Class T
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.64	$16.09	$14.61	$11.18	$13.11	$20.13
Income from Investment
Operations
Net investment in-
come (loss)E	.12	.11	.02F	.04	(.01)	.04
Net realized and un
realized gain (loss)	4.00	2.51	1.56	3.39	(1.92)	(4.99)
Total from investment
operations	4.12	2.62	1.58	3.43	(1.93)	(4.95)
Distributions from net
investment income	(.12)	(.01)	(.10)	—	—	(.35)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.42)	(.07)	(.10)	—		(2.07)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$22.34	$18.64	$16.09	$14.61	$11.18	$13.11
Total ReturnB,C,D	22.51%	16.31%	10.86%	30.68%	(14.72)%	(27.33)%
Ratios to Average Net AssetsG
Expenses before
reductions	1.44%A	1.36%	1.48%	1.46%	1.68%	1.62%
Expenses net of fee
waivers, if any	1.44%A	1.36%	1.48%	1.46%	1.68%	1.62%
Expenses net of all
reductions	1.36%A	1.27%	1.43%	1.42%	1.64%	1.57%
Net investment in-
come (loss)	1.21%A	.64%	.12%F	.31%	(.05)%	.24%
Supplemental Data
Net assets, end of
period (in millions)	$ 638	$ 582	$ 1,181	$ 1,114	$ 928	$ 1,185
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Financial Highlights Class B
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$17.63	$15.26	$13.87	$10.71	$12.63	$19.49
Income from Investment
Operations
Net investment in-
come (loss)E	.05	(.01)	(.10)F	(.06)	(.08)	(.06)
Net realized and un
realized gain (loss)	3.79	2.38	1.50	3.22	(1.84)	(4.83)
Total from investment
operations	3.84	2.37	1.40	3.16	(1.92)	(4.89)
Distributions from net
investment income	(.02)	—	(.01)	—	—	(.25)
Distributions from net
realized gain	(.30)	—	—	—		(1.72)
Total distributions	(.32)	—	(.01)	—		(1.97)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.15	$17.63	$15.26	$13.87	$10.71	$12.63
Total ReturnB,C,D	22.08%	15.53%	10.10%	29.51%	(15.20)%	(27.83)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.10%A	2.04%	2.25%	2.27%	2.43%	2.27%
Expenses net of fee
waivers, if any	2.10%A	2.04%	2.25%	2.27%	2.30%	2.27%
Expenses net of all
reductions	2.02%A	1.95%	2.21%	2.22%	2.26%	2.23%
Net investment in-
come (loss)	.55%A	(.04)%	(.65)%F	(.49)%	(.66)%	(.42)%
Supplemental Data
Net assets, end of
period (in millions)	$48	$47	$57	$59	$53	$80
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights Class C
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$17.95	$15.53	$14.11	$10.88	$12.84	$19.80
Income from Investment
Operations
Net investment in-
come (loss)E	.06	H	(.08)F	(.05)	(.08)	(.05)
Net realized and un
realized gain (loss)	3.86	2.42	1.52	3.28	(1.88)	(4.89)
Total from investment
operations	3.92	2.42	1.44	3.23	(1.96)	(4.94)
Distributions from net
investment income	(.04)	—	(.02)	—	—	(.30)
Distributions from net
realized gain	(.30)	—	—	—		(1.72)
Total distributions	(.34)	—	(.02)	—		(2.02)
Redemption fees added
to paid in capitalE	—H	—H	—H	—	—	—
Net asset value, end of
period	$21.53	$17.95	$15.53	$14.11	$10.88	$12.84
Total ReturnB,C,D	22.14%	15.58%	10.21%	29.69%	(15.26)%	(27.70)%
Ratios to Average Net AssetsG
Expenses before
reductions	2.03%A	2.00%	2.14%	2.17%	2.34%	2.19%
Expenses net of fee
waivers, if any	2.03%A	2.00%	2.14%	2.17%	2.30%	2.19%
Expenses net of all
reductions	1.96%A	1.90%	2.10%	2.13%	2.26%	2.14%
Net investment in-
come (loss)	.61%A	.01%	(.54)%F	(.40)%	(.66)%	(.34)%
Supplemental Data
Net assets, end of
period (in millions)	$43	$38	$40	$41	$36	$52
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FNet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006		Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$18.64	$16.09	$14.60	$11.11	$12.97	$19.95
Income from Investment
Operations
Net investment in-
come (loss)D	.18	.21	.10E	.10	.06	.12
Net realized and un
realized gain (loss)	3.98	2.50	1.56	3.39	(1.92)	(4.91)
Total from investment
operations	4.16	2.71	1.66	3.49	(1.86)	(4.79)
Distributions from net
investment income	(.21)	(.10)	(.17)	—	—	(.47)
Distributions from net
realized gain	(.30)	(.06)	—	—		(1.72)
Total distributions	(.51)	(.16)	(.17)	—		(2.19)
Redemption fees added
to paid in capitalD	—G	—G	—G	—	—	—
Net asset value, end of
period	$22.29	$18.64	$16.09	$14.60	$11.11	$12.97
Total ReturnB,C	22.82%	16.91%	11.46%	31.41%	(14.34)%	(26.89)%
Ratios to Average Net AssetsF
Expenses before
reductions	.91%A	.83%	.98%	.93%	1.14%	1.06%
Expenses net of fee
waivers, if any	.91%A	.83%	.98%	.93%	1.14%	1.06%
Expenses net of all
reductions	.83%A	.73%	.93%	.89%	1.10%	1.02%
Net investment in-
come (loss)	1.74%A	1.18%	.62%E	.84%	.49%	.79%
Supplemental Data
Net assets, end of
period (in millions)	$292	$287	$194	$69	$63	$69
Portfolio turnover
rate	63%A	120%	85%	99%	73%	99%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. ENet investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrange ments or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report 26

1. Significant Accounting Policies continued
Security Valuation continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$215,007
Unrealized depreciation	(20,955)
Net unrealized appreciation (depreciation)	$194,052
Cost for federal income tax purposes	$1,032,951

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report 28

2. Operating Policies continued

Repurchase Agreements continued

of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $358,749 and $492,363, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$160	$6
Class T	.25%	.25%	1,515	30
Class B	.75%	.25%	240	181
Class C	.75%	.25%	203	12

			$2,118	$229

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Class A	$7 9 33 1 $50
Class T
Class B*
Class C*

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report 30

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$215	.34*
Class T	721	.24*
Class B	95	.40*
Class C	67	.33*
Institutional Class	363	.21*
	$1,461

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of (FMR).

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average	Interest
Borrower or Lender	Balance	Interest Rate	Expense
Borrower	$10,934	5.00%	$5

31 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $389.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $454 for the period. In addition, through arrangements with each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$3
Class B	1
$4

Semiannual Report 32

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$1,383	$302
Class T	3,667	731
Class B	49	—
Class C	78	—
Institutional Class	3,381	1,248
Total	$8,558	$2,281
From net realized gain
Class A	$2,173	$453
Class T	8,872	4,389
Class B	773	—
Class C	613	—
Institutional Class	4,740	749
Total	$17,171	$5,591

33 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	1,075	3,732	$21,494	$65,178
Reinvestment of
distributions	166	39	3,105	666
Shares redeemed	(3,294)	(3,797)	(66,686)	(66,076)
Net increase (decrease) .	(2,053)	(26)	$(42,087)	$(232)
Class T
Shares sold	4,078	8,485	$84,084	$148,888
Reinvestment of
distributions	640	288	12,202	5,033
Shares redeemed	(7,389)	(50,965)	(149,805)	(894,992)
Net increase (decrease) .	(2,671)	(42,192)	$(53,519)	$(741,071)
Class B
Shares sold	97	210	$1,881	$3,515
Reinvestment of
distributions	41	—	736	—
Shares redeemed	(514)	(1,282)	(9,983)	(21,411)
Net increase (decrease) .	(376)	(1,072)	$(7,366)	$(17,896)
Class C
Shares sold	161	321	$3,200	$5,484
Reinvestment of
distributions	33	—	617	—
Shares redeemed	(286)	(822)	(5,653)	(14,006)
Net increase (decrease) .	(92)	(501)	$(1,836)	$(8,522)
Institutional Class
Shares sold	4,501	5,599	$91,433	$98,450
Reinvestment of
distributions	258	61	4,909	1,066
Shares redeemed	(7,026)	(2,356)	(153,142)	(41,753)
Net increase (decrease) .	(2,267)	3,304	$(56,800)	$57,763

Semiannual Report 34

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Overseas Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

35 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 36

37 Semiannual Report

Semiannual Report 38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

OSI-USAN-0606 1.784904.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII: Fidelity Advisor Overseas Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII: Fidelity Advisor Overseas Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 16, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 16, 2006